Other assets - Schedule of other assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other assets [abstract]
Assets held for sale	€ 164	€ 0
Net defined benefit assets	528	568
Investment properties	27	19
Property development and obtained from foreclosures	17	18
Prepayments	829	413
Accrued assets	480	499
Amounts to be settled	4,076	3,550
Other	1,853	1,879
Other assets total	€ 7,975	€ 6,945